Revenue from Contracts with Customers	9 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue from Contracts with Customers

15. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
B2B	441,689	390,156	1,128,482	1,004,685
DTC	277,707	243,891	610,275	563,113
Other	131	995	1,004	3,293
Revenue	719,527	635,042	1,739,761	1,571,091

Our B2B and DTC channels generate revenue across each of our reportable segments. The distribution between B2B and DTC revenue in our reportable segments approximates the distribution of the consolidated group.